Income Taxes (Schedule Of Provision For Income Taxes) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Current U.S. federal	$ 32.3	$ 60.9	$ 6.0
Current Non-U.S.	157.6	120.0	47.8
Current U.S. state and local	6.5	11.3	1.5
Deferred U.S. federal	1.8	(8.9)	0.1
Deferred Non-U.S.	3.0	28.2	(62.5)
Deferred U.S. state and local	0.1	(1.5)	0
Total income tax expense (benefit)	$ 201.3	$ 210.0	$ (7.1)